Impairment testing of goodwill and intangible assets - Goodwill and intangible assets with indefinite useful life (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 10,501	₽ 10,813	₽ 11,316
Impairment loss recognised in profit or loss	24	32	201
RB
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss, excluding goodwill impairment			498
Qiwi Box
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss, excluding goodwill impairment			201
SOVEST
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss		68
Other venture projects
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss		55
Goodwill
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 7,084	7,084	7,062
Goodwill | PS
Impairment testing of goodwill and intangible assets
Explanation of period over which management has projected cash flows	P3Y
Compounded annual growth rate of payment volume	8.30%
Pre-tax discount rate adjusted to risk specific applied to cash flow projections	20.50%
Growth rate applied to discounted terminal value projection	3.00%
Intangible assets and goodwill	₽ 6,358	6,358	6,336
Goodwill | PS | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 0	0
Goodwill | Flocktory
Impairment testing of goodwill and intangible assets
Explanation of period over which management has projected cash flows	P3Y
Pre-tax discount rate adjusted to risk specific applied to cash flow projections	22.00%
Growth rate applied to discounted terminal value projection	3.70%
Intangible assets and goodwill	₽ 726	726	726
Goodwill | Flocktory | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	0	0
Goodwill | RB
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss			93
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	183	183	183
Bank license (indefinite life license) | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 0	₽ 0	₽ 0